UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:_______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Aurelius Capital Management, LP
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Address:       535 Madison Avenue
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               22nd Floor
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               New York, NY 10022
               --------------------------------------

Form 13F File Number: 28-12104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David Newman
               ---------------------------------------
Title:         Chief Operating Officer
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Phone          (646) 445-6560
               ---------------------------------------

Signature, Place, and Date of Signing:

      /s/ David Newman                      New York, New York        08/14/09
      ---------------------------         ------------------------     --------
            [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE


Report Summary:

List of Other Included Managers:                 0
                                          -------------

Form 13F Information Table Entry Total:         11
                                          -------------

Form 13F Information Table Value Total:      151,797
                                          -------------
                                           (thousands)


List of Other Included Managers: NONE



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                                                             FORM13F INFORMATION TABLE



       COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5     COLUMN 6     COLUMN 7        COLUMN 8
                                                                                                                     VOTING
                              TITLE OF                VALUE        SHRS OR  SH/ PUT/  INVESTMENT    OTHER          AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP     (x$1000)      PRN AMT  PRN CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

CITIGROUP INC                  COM       172967101      7,425    2,500,000  SH  PUT      SOLE               2,500,000
ALLIANCE DATA SYSTEMS CORP     COM       018581108     19,771      480,000  SH  CALL     SOLE                 480,000
ALLIANCE DATA SYSTEMS CORP     COM       018581108     28,833      700,000  SH  PUT      SOLE                 700,000
BANK OF AMERICA CORPORATION    COM       060505104     19,800    1,500,000  SH  PUT      SOLE               1,500,000
BB&T CORP                      COM       054937107      8,792      400,000  SH  PUT      SOLE                 400,000
GENERAL ELECTRIC CO            COM       369604103      8,204      700,000  SH  PUT      SOLE                 700,000
WELLS FARGO & CO NEW           COM       949746101     26,936    1,110,300  SH  PUT      SOLE               1,110,300
DU PONT E I DE NEMOURS & CO    COM       263534109      3,766      147,000  SH  PUT      SOLE                 147,000
DOW CHEM CO                    COM       260543103     21,971    1,361,300  SH  PUT      SOLE               1,361,300
EASTMAN CHEM CO                COM       277432100      1,364       36,000  SH  PUT      SOLE                  36,000
WESTLAKE CHEM CORP             COM       960413102      4,934      242,000  SH  PUT      SOLE                 242,000



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